Other Financial Assets - Other financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Financial Assets
Security deposits	€ 3,451	€ 3,386
Total non-current financial assets	3,451	3,386
Fixed term deposit	60,094	19,987
Security deposits	109	2,594
Total current other financial assets	€ 60,203	€ 22,581